Consolidated Statements of Comprehensive Income/ (Loss) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenue	¥ 400,227	¥ 351,912	¥ 264,058
Cost of revenues	(251,202)	(197,412)	(142,530)
Gross profit	149,025	154,500	121,528
Operating expenses and income
Selling and marketing expenses	(7,077)	(6,517)	(4,035)
General and administrative expenses	(73,977)	(52,656)	(49,791)
Government grants	2,097	4,477	6,606
Bad debt provision	(14)
Donation			(10,000)
Net operating expenses	(78,971)	(54,696)	(57,220)
Income from operations	70,054	99,804	64,308
Other income (expenses):
Interest income	1,946	1,155	983
Interest expense	(10,363)	(5,747)	(2,651)
Foreign currency exchange loss, net	(922)	(469)	(3,056)
Others, net	3,576	1,689	(204)
Income before income taxes	64,291	96,432	59,380
Income tax expenses	(1,573)	(15,404)	(5,370)
Net income from continuing operations	62,718	81,028	54,010
Discontinued Operations
Loss from discontinued operations	(10,025)	(109)	(22,319)
Net income	52,693	80,919	31,691
Less: Net income attributable to non-controlling interests		101	86
Net income attributable to First High-school Education Group Co., Ltd.	52,693	80,818	31,605
Comprehensive Income
Net income	52,693	80,919	31,691
Other comprehensive income: foreign currency translation	318	144
Comprehensive income	53,011	81,063	31,691
Comprehensive income attributable to non-controlling interests		101	86
COMPREHENSIVE INCOME ATTRIBUTABLE TO First High-school Education Group CO., LTD.	¥ 53,011	¥ 80,962	¥ 31,605
Earnings per share:
Basic earnings per share from continued operation (in Yuan Renminbi per share)	¥ 0.75	¥ 1.15	¥ 0.77
Basic loss per share from discontinued operation (in Yuan Renminbi per share)	(0.12)	0	(0.32)
Diluted Earnings per share:
Diluted earnings per share from continued operation (in Yuan Renminbi per share)	0.73	1.15	0.77
Diluted loss per share from discontinued operation (in Yuan Renminbi per share)	¥ (0.12)	¥ 0	¥ (0.32)
Weighted average number of ordinary share outstanding
Basic (in Shares)	83,925,002	70,488,700	70,488,700
Diluted (in Shares)	85,775,002	70,488,700	70,488,700